OTHER OPERATING INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2020
Other operating income (expenses), net [Abstract]
Schedule of other operating income (expenses), net

	Year ended December 31,
	2020	2019	2018

Results of sundry assets	1,363	258	1,895
Provision for legal claims and other matters (Note 18 and 24 (ii))	—	1,997	7,625
Recovery of provision related to the ICMS action of unconstitutionality (Note 24 (i) (g)) (1)	380,075	—	—
Other operating income	20,093	19,408	4,136

Other operating income	401,531	21,663	13,656

Reversal of the asset in connection with the ICMS provision (Note 24 (i) (g)) (1)	(194,065)	—	—
Provision for legal claims and other matters (Note 18 and 24 (ii))	(623)	—	—
Other operating expense	(194,688)	—	—

Other operating income (expenses), net	206,843	21,663	13,656

(1) It includes the gain generated by the recovery of the provision for contingencies related to the ICMS action of unconstitutionality ($380,075), partially compensated by the reversal of the related credit ($194,065). For more information about this case, see note 24 (i) (g)).